Segments Segments (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) deadWeightTon	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
DWT	84,000
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	$ 97,480	$ 66,990
Voyage expenses-Segment	14,582	2,820
Vessel operating expense	23,850	46,935
Charterhire expense	29,346	9,174
Vessel depreciation	0	25,023
General and administrative expense	12,719	13,305
Gain (Loss) on sale of assets	(21,984)	17,009
Investment Income, Interest	39	172
Gain (Loss) on Investments	29,217	(102,324)
Foreign Currency Transaction Gain (Loss), before Tax	3	(130)
Financial expense, net	(13,350)	(20,196)
Net income (loss)	54,876	(169,754)
Cash and cash equivalents	270,787	68,307	$ 84,002	$ 42,530
Other assets	10,750		13,236
Segment Assets [Abstract]
Assets	360,451		868,195
Kamsarmax pool [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	45,743	27,946
Voyage expenses-Segment	8,113	1,453
Vessel operating expense	6,824	15,629
Charterhire expense	26,989	7,207
Vessel depreciation	0	8,893
General and administrative expense	448	1,011
Gain (Loss) on sale of assets	(7,830)	9,394
Investment Income, Interest	0	0
Gain (Loss) on Investments	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense, net	0	0
Net income (loss)	11,199	(15,641)
Segment Assets [Abstract]
Assets	25,485		265,331
Corporate Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	0	0
Voyage expenses-Segment	0	0
Vessel operating expense	0	0
Charterhire expense	0	0
Vessel depreciation	0	0
General and administrative expense	11,225	10,238
Gain (Loss) on sale of assets	0	0
Investment Income, Interest	39	172
Gain (Loss) on Investments	29,217	(102,324)
Foreign Currency Transaction Gain (Loss), before Tax	3	(130)
Financial expense, net	(13,350)	(20,196)
Net income (loss)	4,684	(132,716)
Cash and cash equivalents	236,131		62,857
Other assets	66,865		50,396
Scorpio Ultramax Pool
Segment Reporting Information, Profit (Loss) [Abstract]
Vessel Revenue	51,737	39,044
Voyage expenses-Segment	6,469	1,367
Vessel operating expense	17,026	31,306
Charterhire expense	2,357	1,967
Vessel depreciation	0	16,130
General and administrative expense	1,046	2,056
Gain (Loss) on sale of assets	(14,154)	7,615
Investment Income, Interest	0	0
Gain (Loss) on Investments	0	0
Foreign Currency Transaction Gain (Loss), before Tax	0	0
Financial expense, net	0	0
Net income (loss)	38,993	$ (21,397)
Segment Assets [Abstract]
Assets	$ 31,970		$ 489,611
Minimum [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	30,000
Minimum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	60,200
Minimum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	82,000
Maximum [Member] | Ultramax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	64,000
Maximum [Member] | Kamsarmax pool [Member]
Segment Reporting Information [Line Items]
DWT | deadWeightTon	84,000